Deferred consideration (Tables)	12 Months Ended
Jun. 30, 2025
Deferred Consideration
Schedule of deferred consideration
	2025	2024

Current deferred consideration	1,480,653	-
Non-current deferred consideration	1,802,533	-
	3,283,186	-